CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (5,478,650)	$ (3,065,513)	$ (4,626,250)	$ (7,582,690)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation	74,048	66,073	90,262	96,972
Share-based compensation	919,520	550,413	881,691	444,920
Issuance of stock for services	313,531	0	150,000	266,459
Issuance of warrant for services	0	6,722	6,722	48,735
Issuance of warrant for interest	0	19,125	19,125	0
Amortization of discount and prepaid interest on long-term convertible notes	234,476	692,526	692,526	113,514
Amortization of loan costs	60,342	28,421	28,421	1,579
Derivative valuation (gain) loss	(1,190,489)	(1,578,851)	(1,578,851)	1,604,920
Loss on extinguishment of debt	0	215,873	215,873	0
Changes in assets and liabilities:
Accounts receivable	(7,816)	0
Inventory	(102,405)	0
Tax refund receivable	(55,269)	(3,675)	(7,455)	2,384
Prepaid expenses	(94,475)	(7,868)	9,731	(55,846)
Accounts payable	153,911	292,847	355,285	249,169
Accrued payroll	(6,843)	(88,054)	(119,981)	174,566
Accrued interest	0	348,079	353,550	0
Net cash flows from operating activities	(5,180,119)	(2,523,882)	(3,529,351)	(4,635,318)
Cash flows from investing activities:
Purchases of equipment and construction in process	(18,826)	(44,590)	(45,124)	(50,088)
Deposits on building purchase	(247,622)	(267,530)	(372,259)	(407,414)
Net cash flows from investing activities	(266,448)	(312,120)	(417,383)	(457,502)
Cash flows from financing activities:
Proceeds from sales of common stock and warrants	2,336,901	0	470,400	131,800
Proceeds from issuance of convertible notes payable and warrants	3,500,000	2,819,089	2,819,089	2,780,747
Proceeds from short term loan			0	113,408
Proceeds from exercise of warrants			480,075	0
Payment on short term loan			(112,145)	0
Payments on note payable	(2,350)	(3,105)	(4,323)	(3,431)
Cash paid for loan costs	(298,500)	0
Proceeds from exercise of options			114,000	0
Payments on capital lease obligations	(2,989)	(2,989)	(3,986)	(3,986)
Net cash flows from financing activities	5,533,062	2,812,995	3,763,110	3,018,538
Effect of exchange rate changes on cash and cash equivalents	(23,631)	(32,651)	(63,060)	(46,024)
Net change in cash and cash equivalents	62,864	(55,658)	(246,684)	(2,120,306)
Cash and cash equivalents, beginning of period	119,619	366,303	366,303	2,486,609
Cash and cash equivalents, end of period	182,483	310,645	119,619	366,303
Cash paid for interest	1,718	203,103	206,001	3,995
Schedule of Non-cash Financing Activity:
Conversion of notes payable to common stock			$ 4,747,771	$ 0